POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN - RECONCILIATION OF BENEFIT PLANS RECOGNIZED IN THE BALANCE SHEET (Details) - USD ($) $ in Millions	Jun. 30, 2015	Jun. 30, 2014
Pension Benefits
CLASSIFICATION OF NET AMOUNT RECOGNIZED
Noncurrent assets	$ 276	$ 69
Current liability	(39)	(40)
Noncurrent liability	(5,247)	(5,622)
NET AMOUNT RECOGNIZED	(5,010)	(5,593)
AMOUNTS RECOGNIZED IN ACCUMULATED OTHER COMPREHENSIVE INCOME (AOCI)
Net actuarial loss	4,488	5,169
Prior service cost (credit)	300	344
NET AMOUNTS RECOGNIZED IN AOCI	4,788	5,513
Other Retiree Benefits
CLASSIFICATION OF NET AMOUNT RECOGNIZED
Noncurrent assets	0	0
Current liability	(20)	(25)
Noncurrent liability	(1,414)	(1,906)
NET AMOUNT RECOGNIZED	(1,434)	(1,931)
AMOUNTS RECOGNIZED IN ACCUMULATED OTHER COMPREHENSIVE INCOME (AOCI)
Net actuarial loss	1,731	1,871
Prior service cost (credit)	(346)	(39)
NET AMOUNTS RECOGNIZED IN AOCI	$ 1,385	$ 1,832